Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.84%)
Five Years	2.34%
Ten Years	5.34%
Inception Date	Nov. 01, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.77%)
Five Years	2.45%
Ten Years	5.47%
Inception Date	Nov. 12, 2001
Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.14%
Five Years	4.05%
Since Inception	5.32%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.37%
Five Years	3.26%
Since Inception	4.72%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.71%
Five Years	2.54%
Since Inception	5.22%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.60%
Five Years	1.91%
Since Inception	3.80%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.37%)
Five Years	1.27%
Since Inception	4.92%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.27%)
Five Years	0.64%
Since Inception	2.92%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.24%)
Five Years	0.27%
Since Inception	4.97%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.55%)
Five Years	0.27%
Since Inception	2.50%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.51%)
Five Years	0.24%
Since Inception	5.32%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.54%)
Five Years	0.25%
Since Inception	2.58%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.27%)
Since Inception	8.91%
Inception Date	Aug. 18, 2010
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.25%
Five Years	4.86%
Since Inception	5.30%
Inception Date	Oct. 27, 2003
Return After Taxes on Distributions | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.49%)
Five Years	1.67%
Ten Years	4.80%
Return After Taxes on Distributions | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.21%
Five Years	3.09%
Since Inception	4.38%
Return After Taxes on Distributions | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.56%
Five Years	2.50%
Since Inception	3.99%
Return After Taxes on Distributions | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.99%
Five Years	1.79%
Since Inception	4.50%
Return After Taxes on Distributions | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.02%)
Five Years	1.32%
Since Inception	3.23%
Return After Taxes on Distributions | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.94%)
Five Years	0.70%
Since Inception	4.34%
Return After Taxes on Distributions | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.77%)
Five Years	0.19%
Since Inception	2.47%
Return After Taxes on Distributions | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.69%)
Five Years	(0.19%)
Since Inception	4.51%
Return After Taxes on Distributions | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.97%)
Five Years	(0.15%)
Since Inception	2.08%
Return After Taxes on Distributions | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.95%)
Five Years	(0.23%)
Since Inception	4.88%
Return After Taxes on Distributions | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.96%)
Five Years	(0.20%)
Since Inception	2.13%
Return After Taxes on Distributions | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.62%)
Since Inception	8.45%
Return After Taxes on Distributions | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.30%
Five Years	3.80%
Since Inception	4.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.36%)
Five Years	1.92%
Ten Years	4.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.46%
Five Years	2.95%
Since Inception	4.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.37%
Five Years	2.41%
Since Inception	3.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.33%
Five Years	1.81%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.63%
Five Years	1.37%
Since Inception	3.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.03%
Five Years	0.85%
Since Inception	4.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.54%)
Five Years	0.39%
Since Inception	2.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.14%)
Five Years	0.09%
Since Inception	4.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.34%)
Five Years	0.10%
Since Inception	2.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.31%)
Five Years	0.06%
Since Inception	4.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.34%)
Five Years	0.08%
Since Inception	2.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.21%)
Since Inception	7.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.52%
Five Years	3.58%
Since Inception	3.93%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.11%
Five Years	(0.25%)
Ten Years	2.92%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Dow Jones U.S. Total Stock Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.52%
Five Years	0.28%
Since Inception	5.26%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.71%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	5.16%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	5.48%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.30%
Five Years	4.77%
Since Inception	5.28%
Target 2005 Composite Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.94%
Five Years	4.01%
Since Inception	5.35%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.48%
Five Years	2.41%
Since Inception	5.16%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.31%
Since Inception	4.96%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	0.29%
Since Inception	5.04%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	5.39%
MSCI US Broad Market Index | Vanguard Target Retirement 2005 Fund | Vanguard Target Retirement 2005 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	2.58%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Since Inception	13.30%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.08%
Five Years	0.29%
Since Inception	5.25%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	2.61%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Five Years	0.26%
Since Inception	2.52%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(0.94%)
Five Years	0.68%
Since Inception	2.98%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.94%
Five Years	1.93%
Since Inception	3.84%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.20%
Five Years	3.20%
Since Inception	4.65%
Target Retirement 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.11%)
Since Inception	8.97%